SUBSEQUENT EVENTS (Details 6) (Utica formation, Drilling rig, USD $) In Millions, unless otherwise specified	0 Months Ended
	May 07, 2013	Jun. 01, 2013
SUBSEQUENT EVENTS
Purchase of drilling rig	$ 14.6
Remaining amount due in equal installments over twelve months	1.1
Subsequent event
SUBSEQUENT EVENTS
Purchase of drilling rig	10.1
Remaining amount due in equal installments over twelve months		$ 1.1